Virginia Equity Fund
FUND SUMMARY
Investment Objective
The Virginia Equity Fund (the “Fund”) seeks to provide long-term capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Virginia Equity Fund Investor Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Virginia Equity Fund Investor Class
Management Fee		0.90%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses	[1]	1.68%
Total Annual Fund Operating Expenses		2.83%
Fee Waivers and/or Expense Reimbursements	[2]	(0.88%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.95%
[1]	Estimated for first year of operations.
[2]	Virginia Financial Innovation Corp., (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.95% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after October 31, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Virginia Equity Fund Investor Class	615	1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of publicly-traded companies having a “significant impact” on the Commonwealth of Virginia’s economy and are organized and/or headquartered in the Commonwealth (referred to as “Virginia Issuers”).    Virginia Financial Innovations Corp., (the “Adviser”) will consider a company as having a “significant impact” on the Commonwealth if: (1) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in the Commonwealth of Virginia or (2) the company employs 500 people or more in its operations in Virginia.

Equity securities in which the Fund may invest may include common stocks, preferred stocks and convertible securities.  In selecting portfolio securities, the Adviser may consider current income by selecting securities that pay dividends.  The Adviser may invest in growth stocks which are the stocks of companies believed to be growing faster than the overall economy.  The Fund may invest in companies of any capitalization including micro-cap companies.  The Fund may invest up to 10% of its net assets in foreign securities through American Depository Receipts (“ADRs”) to the extent that the issuer of the security qualifies as a Virginia Issuer.  The Fund may engage in options transactions, which are sometimes referred to as derivatives transactions, for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure.  The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices.  A put option gives the owner of the put the right to sell a security and a call option gives the owner of the call a right to buy a security.

In selecting securities for the Fund, the Adviser begins by establishing an investible universe of securities of Virginia Issuers using publicly-available information about individual companies as well as information available from governmental and regional economic groups.  The Adviser next performs fundamental, “bottom-up” analysis of the securities within this universe. This analysis allows the Adviser to identify those companies which it believes provide superior opportunities for investment. In further narrowing its investible universe, the Adviser considers diversification of industry, sector of the economy and market capitalization, among  other  factors.  The  Adviser  will  generally  make  investments  with  a  buy  and  hold approach, but will dispose of investments when, in the Adviser’s opinion, the security’s fundamentals change substantially, the security’s price is unlikely to appreciate in the longer term, other comparable investments offer better opportunities, or for other reasons.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry.

Principal Risks

Risks of Investing in Equity Securities.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.  In addition to common stocks, the Fund can invest in the equity or “equity equivalents” of preferred stocks and convertible securities. Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for assets of the issuer in a liquidation proceeding or in bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of the issuer within a particular period of time, at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Fund considers some convertible securities to be “equity equivalents” because they are convertible into common stock.

Risks of Investing in Small-Cap Stocks. Small-cap companies may have less access to financial resources and less experienced management than larger, more established companies. Small-cap stocks may be less liquid than stocks of larger issuers. That means that the Fund could have greater difficulty selling small-cap stocks at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Fund. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company if it realizes any gain at all.

Risks of Investing in Micro-Cap Stocks.  The stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of microcap-companies tend to trade less frequently than those of larger, more established companies which can adversely affect the pricing of these securities and the future ability to sell these securities.

Risks of Focus in Virginia Securities. Because the Fund invests primarily in Virginia Securities, the value of the Fund’s portfolio also will be affected by the special economic and other factors that might affect issuers located in or having a significant impact in the Commonwealth of Virginia. The volatility associated with investments in growth stocks is likely to be even greater where the Fund’s investments are concentrated in a single state. A change in the economic environment of the Commonwealth will have a greater impact on the Fund than on a fund whose investments reflect a wider geographic distribution. There is no assurance that these factors and the other demographic and economic characteristics that the Adviser believes favor these companies exist now or will continue in the future. Moreover, it should be noted that numerous economic and political factors can have a detrimental effect on businesses within the Commonwealth. It should also be noted that many of the companies in which the Fund invests have operations in places other than Virginia. As a result, even if investing in Virginia is advantageous, many of the companies will derive a benefit from Virginia only partially or, in some cases, not at all.

Risks of Foreign Securities.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Risk of Derivatives. Derivatives are investments the value of which is “derived” from the value of an underlying asset (including an underlying security), reference rate or index. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the Fund’s portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all or part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Risk of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund and Management Risk.  The Fund was recently formed.   Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.  Additionally, the portfolio manager of the Fund does not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

PERFORMANCE HISTORY
The Fund is new and therefore has no performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 24, 2013
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 11, 2013
Prospectus Date	rr_ProspectusDate	Jun 24, 2013
Virginia Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	615
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,011
Virginia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Virginia Equity Fund (the “Fund”) seeks to provide long-term capital appreciation and income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of publicly-traded companies having a “significant impact” on the Commonwealth of Virginia’s economy and are organized and/or headquartered in the Commonwealth (referred to as “Virginia Issuers”).    Virginia Financial Innovations Corp., (the “Adviser”) will consider a company as having a “significant impact” on the Commonwealth if: (1) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in the Commonwealth of Virginia or (2) the company employs 500 people or more in its operations in Virginia.

Equity securities in which the Fund may invest may include common stocks, preferred stocks and convertible securities.  In selecting portfolio securities, the Adviser may consider current income by selecting securities that pay dividends.  The Adviser may invest in growth stocks which are the stocks of companies believed to be growing faster than the overall economy.  The Fund may invest in companies of any capitalization including micro-cap companies.  The Fund may invest up to 10% of its net assets in foreign securities through American Depository Receipts (“ADRs”) to the extent that the issuer of the security qualifies as a Virginia Issuer.  The Fund may engage in options transactions, which are sometimes referred to as derivatives transactions, for any purpose consistent with its investment objective, such as for hedging or obtaining market exposure.  The derivative securities that the Fund may purchase or sell (write) include exchange-traded put or call options on stocks or stock indices.  A put option gives the owner of the put the right to sell a security and a call option gives the owner of the call a right to buy a security.

In selecting securities for the Fund, the Adviser begins by establishing an investible universe of securities of Virginia Issuers using publicly-available information about individual companies as well as information available from governmental and regional economic groups.  The Adviser next performs fundamental, “bottom-up” analysis of the securities within this universe. This analysis allows the Adviser to identify those companies which it believes provide superior opportunities for investment. In further narrowing its investible universe, the Adviser considers diversification of industry, sector of the economy and market capitalization, among  other  factors.  The  Adviser  will  generally  make  investments  with  a  buy  and  hold approach, but will dispose of investments when, in the Adviser’s opinion, the security’s fundamentals change substantially, the security’s price is unlikely to appreciate in the longer term, other comparable investments offer better opportunities, or for other reasons.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Risks of Investing in Equity Securities.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.  In addition to common stocks, the Fund can invest in the equity or “equity equivalents” of preferred stocks and convertible securities. Preferred stocks generally pay a dividend and rank ahead of common stocks and behind debt securities in claims for assets of the issuer in a liquidation proceeding or in bankruptcy. The dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. A convertible security is one that can be converted into or exchanged for common stock of the issuer within a particular period of time, at a specified price, upon the occurrence of certain events or according to a price formula. Convertible securities offer the Fund the ability to participate in stock market movements while also seeking some current income. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. The Fund considers some convertible securities to be “equity equivalents” because they are convertible into common stock.

Risks of Investing in Small-Cap Stocks. Small-cap companies may have less access to financial resources and less experienced management than larger, more established companies. Small-cap stocks may be less liquid than stocks of larger issuers. That means that the Fund could have greater difficulty selling small-cap stocks at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Fund. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company if it realizes any gain at all.

Risks of Investing in Micro-Cap Stocks.  The stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of microcap-companies tend to trade less frequently than those of larger, more established companies which can adversely affect the pricing of these securities and the future ability to sell these securities.

Risks of Focus in Virginia Securities. Because the Fund invests primarily in Virginia Securities, the value of the Fund’s portfolio also will be affected by the special economic and other factors that might affect issuers located in or having a significant impact in the Commonwealth of Virginia. The volatility associated with investments in growth stocks is likely to be even greater where the Fund’s investments are concentrated in a single state. A change in the economic environment of the Commonwealth will have a greater impact on the Fund than on a fund whose investments reflect a wider geographic distribution. There is no assurance that these factors and the other demographic and economic characteristics that the Adviser believes favor these companies exist now or will continue in the future. Moreover, it should be noted that numerous economic and political factors can have a detrimental effect on businesses within the Commonwealth. It should also be noted that many of the companies in which the Fund invests have operations in places other than Virginia. As a result, even if investing in Virginia is advantageous, many of the companies will derive a benefit from Virginia only partially or, in some cases, not at all.

Risks of Foreign Securities.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Risk of Derivatives. Derivatives are investments the value of which is “derived” from the value of an underlying asset (including an underlying security), reference rate or index. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the Fund’s portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The value of the Fund’s positions in index options fluctuates in response to changes in the value of the underlying index as well as changes in interest rates, dividends and market volatility. Writing index call options and index call spreads provides the opportunity for adding total return to the Fund through the collection of call premiums. Writing index call options and index call spreads may also limit the opportunity of the Fund to profit from an increase in the market value of the portfolio in exchange for the premium received at the time of selling the options or spreads. The Fund also risks losing all or part of the cash paid for purchasing index put options and index put spreads. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. From time to time, the Fund may reduce its holdings of index options, resulting in an increased exposure to a market decline.

Risk of Non-Diversification.  The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

New Fund and Management Risk.  The Fund was recently formed.   Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such liquidation could have negative tax consequences.  Additionally, the portfolio manager of the Fund does not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore has no performance history.
[1]	Estimated for first year of operations.
[2]	Virginia Financial Innovation Corp., (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.95% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after October 31, 2014. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.